UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2010

1.805761.106

CTM-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.5%
	Principal Amount	Value
Connecticut - 85.0%
Berlin Gen. Oblig. BAN:
0.5% 9/1/10	$ 3,640,000	$ 3,640,000
1.5% 6/1/11 (a)	10,303,000	10,393,872
Bloomfield Gen. Oblig. BAN 2% 11/30/10	19,500,000	19,575,648
Brookfield Gen. Oblig. BAN:
1% 9/13/10	5,000,000	5,001,005
2% 9/13/10	7,305,000	7,308,388
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.27%, LOC Citibank NA, VRDN (b)	8,285,000	8,285,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.) Series 1990, 0.25%, LOC HSBC Bank USA, NA, VRDN (b)	13,600,000	13,600,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) 1.05% tender 9/1/10, CP mode	7,300,000	7,300,000
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.45%, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.59%, LOC RBS Citizens NA, VRDN (b)(e)	4,710,000	4,710,000
Series 2004 B, 0.59%, LOC RBS Citizens NA, VRDN (b)	2,425,000	2,425,000
Connecticut Gen. Oblig.:
Bonds:
Series 2000 C, 5.375% 12/15/10	1,000,000	1,014,377
Series 2002 D, 5% 11/15/10	750,000	757,088
Series 2004 C, 5% 4/1/11	1,000,000	1,026,368
Series 2005 D, 5% 11/15/10	2,400,000	2,422,984
Series 2007 E, 5% 3/15/11	14,175,000	14,528,369
Series 2010 B, 1.5% 6/1/11	17,200,000	17,342,237
Participating VRDN Series BC 10 63B, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(f)	2,835,000	2,835,000
BAN:
Series 2009 B, 4% 6/1/11	16,900,000	17,349,376
Series 2010 A, 2% 5/19/11	17,300,000	17,490,408
Series 2004 A, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	59,290,000	59,290,000
Series 2005 A1, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	73,415,000	73,415,000
Series 2005 A2, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,140,000	3,140,000
Series B, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,410,000	7,410,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Participating VRDN:
Series BC 10 30B, 0.27% (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 5,525,000	$ 5,525,000
Series ROC II R 11854, 0.31% (Liquidity Facility Citibank NA) (b)(f)	9,210,000	9,210,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1:
0.33% tender 9/16/10, CP mode	6,000,000	6,000,000
0.33% tender 9/17/10, CP mode	15,900,000	15,900,000
Series S2, 0.3% tender 9/7/10, CP mode	13,000,000	13,000,000
Participating VRDN:
BC 10 23B, 0.27% (Liquidity Facility Barclays Bank PLC) (b)(f)	5,530,000	5,530,000
MS 08 3161, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,000,000	2,000,000
ROC II R 11838, 0.3% (Liquidity Facility Citibank NA) (b)(f)	3,265,000	3,265,000
Series BA 08 1080, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 17, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,220,000	10,220,000
Series BBT 08 32, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	14,490,000	14,490,000
Series BC 10 26B, 0.27% (Liquidity Facility Barclays Bank PLC) (b)(f)	5,320,000	5,320,000
Series EGL 02 6027 Class A, 0.3% (Liquidity Facility Citibank NA) (b)(f)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.3% (Liquidity Facility Citibank NA) (b)(f)	37,500,000	37,500,000
Series Floaters 13 TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,300,000	7,300,000
Series Putters 2861, 0.26% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 2862, 0.26% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series ROC II R 11874, 0.3% (Liquidity Facility Citibank NA) (b)(f)	3,100,000	3,100,000
(Avon Old Farms Proj.):
Series A, 0.27%, LOC Bank of America NA, VRDN (b)	15,735,000	15,735,000
Series B, 0.42%, LOC Bank of America NA, VRDN (b)	5,620,000	5,620,000
(Bradley Health Care, Inc. Proj.) Series B, 0.29%, LOC Bank of America NA, VRDN (b)	10,700,000	10,700,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Charlotte Hungerford Hosp. Proj.) Series C, 0.5%, LOC Bank of America NA, VRDN (b)	$ 2,840,000	$ 2,840,000
(Choate Rosemary Hall Proj.) Series D, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	22,500,000	22,500,000
(Gaylord Hosp. Proj.) Series B, 0.27%, LOC Bank of America NA, VRDN (b)	17,975,000	17,975,000
(Greenwich Academy Proj.) Series C, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	1,085,000	1,085,000
(Greenwich Hosp. Proj.) Series C, 0.25%, LOC Bank of America NA, VRDN (b)	25,385,000	25,385,000
(Griffin Hosp. Proj.) Series C, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 0.4%, LOC RBS Citizens NA, VRDN (b)	11,535,000	11,535,000
(Hartford Hosp. Proj.) Series B, 0.27%, LOC Bank of America NA, VRDN (b)	23,475,000	23,475,000
(Health Care Cap. Asset Prog.):
Series A1, 0.27%, LOC Bank of America NA, VRDN (b)	20,460,000	20,460,000
Series B1, 0.27%, LOC Bank of America NA, VRDN (b)	28,200,000	28,200,000
(Hosp. for Spl. Care Proj.) Series E, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	7,000,000	7,000,000
(Hosp. of Central Connecticut Proj.) Series A, 0.27%, LOC Bank of America NA, VRDN (b)	30,375,000	30,375,000
(Masonicare Corp. Proj.):
Series C, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	68,005,000	68,005,000
Series D, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	16,165,000	16,165,000
(Pierce Memorial Baptist Home Proj.) Series A, 0.26%, LOC Bank of America NA, VRDN (b)	6,300,000	6,300,000
(Pomfret School Issue Proj.) Series A, 0.45%, LOC Bank of America NA, VRDN (b)	4,625,000	4,625,000
(Ridgefield Academy Proj.) Series A, 0.27%, LOC TD Banknorth, NA, VRDN (b)	11,025,000	11,025,000
(Sacred Heart Univ. Proj.) Series F, 0.28%, LOC Bank of America NA, VRDN (b)	19,845,000	19,845,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	146,445,000	146,445,000
(The Taft School Proj.) Series H, 0.36%, LOC Wells Fargo Bank NA, VRDN (b)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	9,115,000	9,115,000
(United Methodist Home Proj.) Series 2001 A, 0.36%, LOC Wells Fargo Bank NA, VRDN (b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of Bridgeport Proj.) Series B, 0.33%, LOC Banco Santander SA, VRDN (b)	$ 9,600,000	$ 9,600,000
(Washington Montessori School Proj.) Series A, 0.36%, LOC Wells Fargo Bank NA, VRDN (b)	4,275,000	4,275,000
(Wesleyan Univ. Proj.) Series H, 0.26%, VRDN (b)	14,855,000	14,855,000
(Yale Univ. Proj.):
Series T2, 0.23%, VRDN (b)	33,000,000	33,000,000
Series X2, 0.2%, VRDN (b)	11,275,000	11,275,000
Series Y2, 0.2%, VRDN (b)	1,500,000	1,500,000
(Yale-New Haven Hosp. Proj.) Series L1, 0.25%, LOC Bank of America NA, VRDN (b)	13,200,000	13,200,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	25,925,000	25,925,000
Connecticut Hsg. Fin. Auth.:
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.36% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	5,370,000	5,370,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	14,041,000	14,041,000
Series 1990 C, 0.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	1,195,000	1,195,000
Series 2000 B3, 0.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	8,100,000	8,100,000
Series 2001 D3, 0.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	4,900,000	4,900,000
Series 2002 B3, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	7,900,000	7,900,000
Series 2002 F2, 0.36% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	20,735,000	20,735,000
Series 2006 B1, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	10,935,000	10,935,000
Series 2008 E, 0.31% (Liquidity Facility Bank of America NA), VRDN (b)(e)	2,000,000	2,000,000
Series 2009 C2, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	10,500,000	10,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2001 A, 4.5% 10/1/10	2,000,000	2,006,956
Series 2001 B, 5.375% 10/1/10	10,340,000	10,382,505
Series 2009 A, 2.5% 12/1/10	15,275,000	15,359,929
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2008 A, 5% 2/1/11	$ 2,000,000	$ 2,038,840
East Lyme Gen. Oblig. BAN Series 2010, 1.5% 2/9/11	1,000,000	1,005,184
Greenwich Gen. Oblig. BAN Series 2010, 1.5% 1/27/11	20,000,000	20,098,091
Madison Gen. Oblig. BAN Series 2009, 1.5% 12/15/10	2,500,000	2,507,659
Milford Gen. Oblig. BAN:
Series 2009 B, 1.75% 11/4/10	1,970,000	1,974,018
1% 11/4/10	21,663,000	21,688,920
Naugatuck Gen. Oblig. BAN 1% 11/3/10	2,800,000	2,802,510
North Branford Gen. Oblig. BAN Series 2009, 1.5% 11/9/10	10,420,000	10,440,582
Oxford Gen. Oblig. BAN 1.25% 7/27/11	3,907,000	3,931,861
Plymouth Gen. Oblig. BAN 1.5% 8/25/11	5,080,000	5,134,559
Southington Gen. Oblig. BAN 1.5% 3/2/11	10,000,000	10,054,801
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.24%, LOC Freddie Mac, VRDN (b)(e)	19,895,000	19,895,000
Trumbull Gen. Oblig. BAN:
0.5% 9/9/10	9,000,000	9,000,328
1.25% 9/8/11 (a)	23,310,000	23,523,053
Univ. of Connecticut:
Bonds Series 2010 A:
2% 2/15/11	4,855,000	4,891,211
2% 2/15/11	5,575,000	5,616,581
Participating VRDN Series BC 10 41B, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(f)	2,900,000	2,900,000
Vernon Gen. Oblig. BAN 1.5% 9/15/10	3,710,000	3,711,547
Waterford Gen. Oblig. BAN 1.5% 8/11/11	33,000,000	33,362,391
Watertown Gen. Oblig. BAN 1.25% 3/30/11	15,500,000	15,581,018
		1,443,537,664
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.4%, LOC RBS Citizens NA, VRDN (b)	4,500,000	4,500,000
Pennsylvania - 0.2%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.49%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,675,000	2,675,000
Puerto Rico - 2.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	17,100,000	17,100,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A8, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,500,000	$ 1,500,000
Series 2007 A9, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	25,790,000	25,790,000
		44,390,000
Texas - 0.4%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.55%, VRDN (b)(e)	7,500,000	7,500,000
	Shares
Other - 14.0%
Fidelity Municipal Cash Central Fund, 0.32% (c)(d)	238,367,000	238,367,000
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,740,969,664)		1,740,969,664
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(43,202,661)
NET ASSETS - 100%		$ 1,697,767,003
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 458,097
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $1,740,969,664.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2010

1.805776.106

NJS-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.23%, LOC TD Banknorth, NA, VRDN (a)	$ 6,200,000	$ 6,200,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.44%, VRDN (a)(d)	8,000,000	8,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.85% tender 9/7/10, CP mode	5,000,000	5,000,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 0.33%, LOC Bayerische Landesbank, VRDN (a)(d)	550,000	550,000
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	2,900,000	2,900,000
		3,450,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 9/2/10, CP mode	3,800,000	3,800,000
New Jersey - 68.7%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.25%, LOC Fannie Mae, VRDN (a)(d)	21,000,000	21,000,000
Bergenfield Borough Gen. Oblig. BAN 1% 10/1/10	4,909,500	4,911,140
Bernards Township Gen. Oblig. Bonds 2% 9/15/10	1,875,000	1,876,131
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2009, 2% 10/13/10	13,165,000	13,187,603
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 0.27%, LOC Fannie Mae, VRDN (a)(d)	900,000	900,000
Carteret Gen. Oblig. BAN:
1.5% 10/22/10	12,472,163	12,486,174
1.5% 2/10/11	4,300,000	4,315,922
Denville Township BAN 1.5% 4/8/11	2,262,650	2,274,923
Englewood Gen. Oblig. BAN Series 2010 B, 1.5% 5/6/11	15,800,000	15,907,429
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Gloucester County Gen. Oblig. Bonds Series 2009 B, 2% 10/15/10	1,250,000	1,252,221
Haddonfield BAN 1.5% 7/22/11	5,281,000	5,320,580
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Hopewell Township Gen. Oblig. BAN:
1.5% 4/15/11	$ 4,560,750	$ 4,587,973
2% 9/16/10	3,705,000	3,706,827
Hudson County Impt. Auth. Rev.:
(Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.33%, LOC Bank of New York, New York, VRDN (a)	37,520,000	37,520,000
BAN Series 2010 D1, 1.5% 7/1/11	15,638,667	15,737,851
Kinnelon Gen. Oblig. BAN 1.25% 2/25/11	3,245,300	3,256,725
Mahwah Township Gen. Oblig. BAN 1.5% 6/10/11	5,008,500	5,044,642
Manchester Township Gen. Oblig. BAN Series 2010, 1% 10/15/10	10,370,000	10,376,510
Margate City Gen. Oblig. BAN 1% 1/11/11	8,000,000	8,014,542
Millburn Township Gen. Oblig. BAN 1.5% 1/14/11	3,572,288	3,585,696
Millstone Township Gen. Oblig. BAN 1.5% 3/16/11	7,461,688	7,489,095
Moorestown Township Gen. Oblig. BAN 1.5% 9/2/10	3,750,000	3,750,102
Morris Plains BAN 1.5% 7/22/11	3,395,000	3,420,435
Mountain Lakes Gen. Oblig. BAN 1.5% 2/11/11	1,518,100	1,524,504
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.24%, LOC Bank of New York, New York, VRDN (a)	17,100,000	17,100,000
Series 2003 A2, 0.24%, LOC Bank of New York, New York, VRDN (a)	14,700,000	14,700,000
Series 2003 A4, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,200,000	4,200,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Frisch School Proj.) 0.27%, LOC Banco Santander SA, VRDN (a)	20,600,000	20,600,000
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	2,685,000	2,685,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds (Keystone Urban Renewal Proj.) Series 1992, 0.38% tender 9/15/10, LOC BNP Paribas SA, CP mode (d)	2,000,000	2,000,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	7,235,000	7,235,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.):
Series 2005 B, 0.26%, LOC TD Banknorth, NA, VRDN (a)	25,835,000	25,835,000
Series 2005 C, 0.26%, LOC TD Banknorth, NA, VRDN (a)	6,900,000	6,900,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.27%, LOC Banco Santander SA, VRDN (a)	$ 18,080,000	$ 18,080,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.25%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(LPS Inds. Proj.) 0.46%, LOC Wells Fargo Bank NA, VRDN (a)(d)	5,295,000	5,295,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	11,400,000	11,400,000
Series 2008 V3, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	44,840,000	44,840,000
Series 2008 V4, 0.28%, LOC Bank of America NA, VRDN (a)	22,645,000	22,645,000
Series 2008 V5, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	63,550,000	63,550,000
Series 2008 X, 0.31%, LOC Bank of America NA, VRDN (a)	15,050,000	15,050,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.29%, LOC Citibank NA, VRDN (a)(d)	96,300,000	96,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)(d)	19,400,000	19,400,000
Series 2006 A, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds (Higher Ed. Cap. Impt. Proj.) Series 2004 A, 5.25% 9/1/10	1,505,000	1,505,000
Participating VRDN Series BA 08 1045, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	600,000	600,000
Series 1997 A, 0.27% 12/7/10, CP	2,200,000	2,200,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Series 2008 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	17,055,000	17,055,000
(East Orange Gen. Hosp. Proj.) Series A2, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,390,000	7,390,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	16,850,000	16,850,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Meridian Health Sys. Proj.):
Series 2003 B, 0.29%, LOC Bank of America NA, VRDN (a)	$ 9,475,000	$ 9,475,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	6,670,000	6,670,000
(Princeton Healthcare Sys. Proj.) Series 2010 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	7,500,000	7,500,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	18,750,000	18,750,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.31%, LOC Bank of America NA, VRDN (a)	21,095,000	21,095,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.27%, LOC TD Banknorth, NA, VRDN (a)	1,400,000	1,400,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.25%, LOC TD Banknorth, NA, VRDN (a)	13,375,000	13,375,000
(Virtua Health Proj.):
Series 2004, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	28,325,000	28,325,000
Series 2009 D, 0.25%, LOC TD Banknorth, NA, VRDN (a)	13,285,000	13,285,000
Series 2009 E, 0.27%, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Putters 3641, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,435,000	5,435,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.37%, LOC Dexia Cr. Local de France, VRDN (a)(d)	4,200,000	4,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B:
0.31%, LOC Bank of America NA, VRDN (a)	30,955,000	30,955,000
0.31%, LOC Bank of America NA, VRDN (a)	3,250,000	3,250,000
Series 2008 F, 0.34%, LOC Bank of America NA, VRDN (a)(d)	76,125,000	76,125,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	10,625,000	10,625,000
0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	13,835,000	13,835,000
0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	9,875,000	9,875,000
Series 2005 N, 0.38% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,415,000	11,415,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.: - continued
(Single Family Hsg. Proj.):
Series 2005 O, 0.43% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	$ 300,000	$ 300,000
Series 2005 Q, 0.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	990,000	990,000
Series 2007 V, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	66,375,000	66,375,000
Series 2008 Y, 0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	78,130,000	78,130,000
Series 2008 Z, 0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	15,000,000	15,000,000
Series 2008 BB, 0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	900,000	900,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	16,600,000	16,600,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	29,500,000	29,500,000
Series 2009 B, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,400,000	18,400,000
Series 2009 C, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,100,000	2,100,000
Series 2009 D, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	16,945,000	16,945,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series C, 5.5% 12/15/10	4,935,000	5,008,278
Series 2009 C, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	13,600,000	13,600,000
Series 2009 D, 0.27%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	84,200,000	84,200,000
New Providence Gen. Oblig. BAN 1.5% 1/27/11	4,019,100	4,033,840
Ocean City Gen. Oblig. BAN 1.5% 6/24/11	3,900,000	3,926,703
Ocean Township Gen. Oblig. BAN 1.25% 3/4/11	2,635,900	2,642,615
Ramsey Borough Gen. Oblig. BAN:
1.5% 1/19/11	4,845,000	4,860,870
1.5% 6/17/11	2,740,000	2,752,030
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Saddle River Gen. Oblig. BAN 1.5% 4/1/11	7,315,000	7,357,700
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 4,400,000	$ 4,400,000
South Plainfield Gen. Oblig. BAN 1.5% 6/29/11	8,384,200	8,430,110
Sparta Township Gen. Oblig. BAN 1.5% 5/27/11	7,231,200	7,282,914
Springfield Township Gen. Oblig. BAN 1.5% 8/12/11	11,361,000	11,464,588
Summit Gen. Oblig. BAN:
1.25% 1/21/11	1,940,000	1,944,468
1.5% 12/10/10	5,675,000	5,692,180
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/11	18,921,411	19,038,619
Tewksbury Township Gen. Oblig. BAN 1.5% 6/22/11	10,549,181	10,635,408
Township of Washington Morris County BAN 1.75% 10/22/10	8,348,500	8,360,655
Union County Gen. Oblig. BAN 2% 7/1/11	15,100,000	15,290,784
		1,428,498,787
New Jersey/Pennsylvania - 4.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	36,100,000	36,100,000
Series 2008 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	50,790,000	50,790,000
		86,890,000
New York & New Jersey - 14.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	56,980,000	56,980,000
Series BA 08 1066, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,565,000	5,565,000
Series BA 08 1067, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	24,260,000	24,260,000
Series DB 636, 0.33% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	8,700,000	8,700,000
Series EGL 06 107 Class A, 0.36% (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series GS 08 31TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,545,000	20,545,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 1546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,860,000	$ 3,860,000
Series Putters 2945, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Series Putters 3095, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,620,000	16,620,000
Series Putters 3114, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,190,000	7,190,000
Series Putters 3162, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Series Putters 3172, 0.39% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series 1991 1, 0.38%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.38%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.35%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.38%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.38%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.36%, VRDN (a)	10,000,000	10,000,000
Series A, 0.45% 9/8/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	12,900,000	12,900,000
		293,300,000
Ohio - 0.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.51%, VRDN (a)	6,000,000	6,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.4%, LOC RBS Citizens NA, VRDN (a)	6,400,000	6,400,000
		12,400,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,100,000	2,100,000
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300,000	4,300,000
Texas - 0.4%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.55% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(d)	8,300,000	8,300,000
Municipal Securities - continued
	Shares	Value
Other - 10.3%
Fidelity Municipal Cash Central Fund, 0.32% (b)(c)	214,921,000	$ 214,921,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,077,159,787)		2,077,159,787
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,049,490
NET ASSETS - 100%		$ 2,078,209,277
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991 1, 0.38%, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 0.38%, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 0.35%, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 0.38%, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 0.38%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 488,140
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $2,077,159,787.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

August 31, 2010

1.805778.106

SNJ-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.39%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,200,000	$ 1,200,000
Florida - 3.0%
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.27%, LOC Bank of Scotland PLC, VRDN (a)	24,675,000	24,675,000
Maryland - 0.1%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.47%, LOC RBS Citizens NA, VRDN (a)	800,000	800,000
Nevada - 0.2%
Clark County Arpt. Rev. Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	1,300,000	1,300,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 9/2/10, CP mode	1,500,000	1,500,000
New Jersey - 69.9%
Allendale Gen. Oblig. BAN 1.25% 2/1/11	2,211,000	2,217,173
Andover Township Gen. Oblig. BAN 1% 9/10/10	3,392,000	3,392,428
Avalon Borough Gen. Oblig. BAN 1.5% 8/12/11	5,225,000	5,266,203
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2009, 2% 10/13/10	6,300,000	6,310,817
Camden Gen. Oblig. BAN Series 2009 A, 2% 10/15/10	2,771,425	2,773,274
Chatham Township Gen. Oblig. BAN 1.5% 7/22/11	5,813,250	5,862,511
Cherry Hill Township School District Bonds Series 2005, 5% 2/15/11	1,345,000	1,373,501
Clark Township Gen. Oblig. BAN 1.5% 3/25/11	8,810,000	8,857,235
Cranbury Township Gen. Oblig. BAN 1.25% 1/14/11	2,357,045	2,362,139
Englewood Gen. Oblig. BAN:
Series 2010 B, 1.5% 5/6/11	6,448,721	6,492,568
Series 2010 C, 1.5% 5/6/11	2,752,540	2,767,722
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,190,000	4,190,000
Hillsborough Township Gen. Oblig. BAN 1.5% 12/10/10	2,492,945	2,497,684
Hudson County Impt. Auth. Rev.:
(Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.33%, LOC Bank of New York, New York, VRDN (a)	29,555,000	29,555,000
BAN Series 2010 D1, 1.5% 7/1/11	6,100,000	6,138,688
Lawrence BAN 1.5% 7/28/11	3,805,000	3,825,778
New Jersey Bldg. Auth. State Bldg. Rev.:
Bonds Series 2004 B, 5% 12/15/10	5,405,000	5,470,251
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Bldg. Auth. State Bldg. Rev.: - continued
Series 2003 A1, 0.24%, LOC Bank of New York, New York, VRDN (a)	$ 14,700,000	$ 14,700,000
Series 2003 A2, 0.24%, LOC Bank of New York, New York, VRDN (a)	33,850,000	33,850,000
Series 2003 A3, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	1,500,000	1,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Svcs.) Series 1995, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	3,135,000	3,135,000
(Ranney School Proj.) Series 2007, 0.27%, LOC Banco Santander SA, VRDN (a)	12,160,000	12,160,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.27%, LOC Citibank NA, VRDN (a)	21,400,000	21,400,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (NUI Corp. Proj.) Series 1996 A, 0.23%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	5,335,000	5,335,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.26%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.27%, LOC Banco Santander SA, VRDN (a)	7,000,000	7,000,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.25%, LOC TD Banknorth, NA, VRDN (a)	9,000,000	9,000,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	4,585,000	4,585,000
Series 2008 V3, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	35,000,000	35,000,000
Series 2008 V4, 0.28%, LOC Bank of America NA, VRDN (a)	78,635,000	78,635,000
Series 2008 V5, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	30,700,000	30,700,000
Series 2008 X, 0.31%, LOC Bank of America NA, VRDN (a)	5,415,000	5,415,000
New Jersey Econ. Dev. Auth. School Rev.:
(Blair Academy Proj.) Series 2007, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
Series 2006 R1, 0.26%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	2,750,000	2,750,000
Series 2006 R2, 0.2%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig. Bonds Series F, 5.5% 8/1/11	$ 1,000,000	$ 1,046,434
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (a)	6,355,000	6,355,000
Series 2008 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	4,805,000	4,805,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	14,400,000	14,400,000
Series 2003 B, 0.29%, LOC Bank of America NA, VRDN (a)	6,725,000	6,725,000
Series 2006 A5, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	9,170,000	9,170,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2003 A3, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	6,195,000	6,195,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,405,000	6,405,000
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	1,215,000	1,215,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.25%, LOC TD Banknorth, NA, VRDN (a)	21,235,000	21,235,000
(Virtua Health Proj.) Series 2004, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	9,825,000	9,825,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-2, 0.32%, LOC Dexia Cr. Local de France, VRDN (a)	4,490,000	4,490,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2008 BB, 0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	15,100,000	15,100,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,860,000	10,860,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	15,500,000	15,500,000
Series 2009 B, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,400,000	9,400,000
Series 2009 D, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,235,000	2,235,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2009 D, 0.27%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	$ 24,100,000	$ 24,100,000
Park Ridge Borough Gen. Oblig. BAN 1.5% 2/4/11	4,726,650	4,744,112
Passaic County Gen. Oblig. Bonds Series 2010, 2% 3/15/11	1,620,000	1,629,477
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A4, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	1,950,000	1,950,000
Summit Gen. Oblig. BAN 1.5% 1/21/11	1,630,000	1,635,330
Union County Gen. Oblig. BAN 2% 7/1/11	5,900,000	5,974,542
		567,012,867
New Jersey/Pennsylvania - 6.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 B1, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	1,900,000	1,900,000
Series 2007 B2, 0.31%, LOC Dexia Cr. Local de France, VRDN (a)	4,400,000	4,400,000
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	19,100,000	19,100,000
Series 2008 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	30,785,000	30,785,000
		56,185,000
New York & New Jersey - 7.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,345,000	6,345,000
Series Putters 3094, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,040,000	16,040,000
Series Putters 3647, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,770,000	1,770,000
Series ROC II R 11793, 0.31% (Liquidity Facility Citibank NA) (a)(d)	7,375,000	7,375,000
Series 1992 2, 0.35%, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 0.35%, VRDN (a)(e)	8,900,000	8,900,000
Series 1997 2, 0.35%, VRDN (a)(e)	10,400,000	10,400,000
		57,730,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.51%, VRDN (a)	$ 4,000,000	$ 4,000,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	900,000	900,000
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,000,000	2,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A8, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Series 2007 A9, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	3,600,000	3,600,000
		8,600,000
Tennessee - 0.3%
Shelby County Gen. Oblig. Series 2006 C, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,225,000	2,225,000
Texas - 0.1%
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (a)(d)	480,000	480,000
	Shares
Other - 10.3%
Fidelity Tax-Free Cash Central Fund, 0.27% (b)(c)	83,841,000	83,841,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $810,448,867)		810,448,867
NET OTHER ASSETS (LIABILITIES) - 0.1%		502,045
NET ASSETS - 100%		$ 810,950,912
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 3.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1992 2, 0.35%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 0.35%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 0.35%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 132,387
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $810,448,867.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010